PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 989,000	$ 1,412,000
Less: accumulated depreciation and amortization	(663,000)	(1,301,000)
Property and equipment, net	326,000	111,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	667,000	680,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		483,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	207,000	249,000
E V Chargers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 115,000